CASH AND CASH EQUIVALENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents
Cash and cash equivalents including restricted cash and cash equivalents	$ 9,818	$ 18,705		$ 9,882
Less: restricted cash equivalents	(78)	(302)
Cash and cash equivalents	9,740	18,403	8,051	9,882	7,401
Cash at bank and on hand
Cash and cash equivalents
Cash and cash equivalents including restricted cash and cash equivalents	2,333	2,823		1,287
Bankers' acceptances
Cash and cash equivalents
Cash and cash equivalents including restricted cash and cash equivalents	78	1,369		5,501
Treasury bills
Cash and cash equivalents
Cash and cash equivalents including restricted cash and cash equivalents	949	5,026		492
Promissory notes
Cash and cash equivalents
Cash and cash equivalents including restricted cash and cash equivalents	2,372	6,020		639
Commercial papers
Cash and cash equivalents
Cash and cash equivalents including restricted cash and cash equivalents	2,184	753		1,963
Term deposit notes
Cash and cash equivalents
Cash and cash equivalents including restricted cash and cash equivalents	$ 1,902	$ 2,714